Concentration and Risks - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 Customer Supplier	Dec. 31, 2019 Customer Supplier	Dec. 31, 2018 Customer Supplier
Customer Concentration Risk | Payment Channels
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of accounts receivable | Customer	1	1
Customer Concentration Risk | Platform Distributor Customers
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of accounts receivable | Customer	2	2
Supplier Concentration Risk
Concentration Risk [Line Items]
Number of suppliers accounted for more than 10% of accounts payable | Supplier	3	2	3
Supplier Concentration Risk | Parent Company
Concentration Risk [Line Items]
Number of suppliers accounted for more than 10% of accounts payable | Supplier		2
Number of suppliers accounted for more than 9% of accounts payable | Supplier	3
Net Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of net revenue | Customer	0	0	0
Accounts Receivable | Customer Concentration Risk | Payment Channels
Concentration Risk [Line Items]
Concentration risk, percentage	89.00%	89.00%
Accounts Receivable | Customer Concentration Risk | Platform Distributor Customers
Concentration Risk [Line Items]
Concentration risk, percentage	76.00%	76.00%
Accounts Payable | Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	55.00%	50.00%	57.00%
Accounts Payable | Supplier Concentration Risk | Parent Company
Concentration Risk [Line Items]
Concentration risk, percentage	52.00%	50.00%